Other Financial Information (Tables)	12 Months Ended
Sep. 30, 2014
Other Financial Information
Schedule of accrued expenses and other current liabilities
	Fiscal Year Ended
	September 30, 2014	September 30, 2013
	(in millions)
Accrued salaries and benefits	$400.6	$410.6
Accrued contract costs	446.4	404.2
Other accrued expenses	117.6	100.5

	$964.6	$915.3

Schedule of other long-term liabilities

	Fiscal Year Ended
	September 30, 2014	September 30, 2013
	(in millions)
Pension liabilities (Note 8)	$221.3	$192.7
Reserve for uncertain tax positions (Note 18)	52.6	60.2
Other	181.7	196.0

	$455.6	$448.9